Basic and diluted net loss per share (Details Narrative) - ¥ / shares shares in Thousands		12 Months Ended
	Dec. 02, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares subject to contingently issuable shares		4,967,207	4,967,207	5,087,049
Weighted average exercise price of options included in computation of basic eps		¥ 0.0007	¥ 0.0007	¥ 0.0007
Description about ratio of stock conversion	For all the periods presented, basic and diluted loss per ADS, including the contingently issuable shares mentioned in (1) above, have been revised assuming the change of ADS ratio from a ratio of four ADSs to one Class A ordinary share to a new Ratio of two ADSs to five Class A ordinary shares occurred at the beginning of the earliest period presented.
American Depositary Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares subject to contingently issuable shares		1,986,883	1,986,883	2,034,820
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Description about ratio of stock conversion	current ADS Ratio of four (4) ADSs to one (1) Class A ordinary share to a new ADS Ratio of two (2) ADSs to five (5) Class A ordinary shares